STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Growth Fund

February 29, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 94.7%
Automobiles & Components - 1.7%
Dorman Products, Inc.	5,243	[a]	493,995
Fox Factory Holding Corp.	7,783	[a]	393,742
LCI Industries	3,384		426,316
Modine Manufacturing Co.	3,607	[a]	323,584
Patrick Industries, Inc.	1,016		121,859
Visteon Corp.	5,580	[a]	631,210
			2,390,706
Banks - 2.1%
Axos Financial, Inc.	26,833	[a]	1,398,536
Bank OZK	8,595		376,461
Customers Bancorp, Inc.	1,374	[a]	74,622
The Bancorp, Inc.	5,300	[a]	236,592
Western Alliance Bancorp	2,993		172,786
Wintrust Financial Corp.	7,403		713,279
			2,972,276
Capital Goods - 14.8%
AAON, Inc.	16,397		1,377,020
Acuity Brands, Inc.	428		107,531
AeroVironment, Inc.	2,866	[a]	363,380
Alamo Group, Inc.	1,274		257,717
Albany International Corp., Cl. A	4,113		386,087
Allison Transmission Holdings, Inc.	1,510		113,748
APi Group Corp.	2,955	[a]	103,573
Applied Industrial Technologies, Inc.	3,560		676,008
Armstrong World Industries, Inc.	7,081		854,040
Atkore, Inc.	3,341		565,965
Barnes Group, Inc.	2,435		85,079
BWX Technologies, Inc.	7,839		790,406
Comfort Systems USA, Inc.	3,087		943,789
Construction Partners, Inc., Cl. A	32,339	[a]	1,554,860
Core & Main, Inc., CI. A	2,557	[a]	122,046
Crane Co.	5,013		609,381
Curtiss-Wright Corp.	429		101,360
Donaldson Co., Inc.	6,438		461,090
EnPro, Inc.	1,705		265,673
Esab Corp.	4,790		474,785
ESCO Technologies, Inc.	7,753		789,953
Federal Signal Corp.	2,031		166,359
Fluor Corp.	6,924	[a]	254,803

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.7% (continued)
Capital Goods - 14.8% (continued)
FTAI Aviation Ltd.	3,751		211,143
GMS, Inc.	1,267	[a]	113,156
Griffon Corp.	1,232		87,965
H&E Equipment Services, Inc.	5,138		290,246
Hayward Holdings, Inc.	10,251	[a]	151,612
IES Holdings, Inc.	914	[a]	100,467
Janus International Group, Inc.	12,100	[a]	173,635
Kratos Defense & Security Solutions, Inc.	20,167	[a]	367,846
Leonardo DRS, Inc.	4,900	[a]	111,279
Masonite International Corp.	9,206	[a]	1,198,989
Moog, Inc., Cl. A	668		100,167
NEXTracker, Inc., Cl. A	2,890	[a]	162,534
nVent Electric PLC	1,282		86,304
PGT Innovations, Inc.	11,912	[a]	497,564
RBC Bearings, Inc.	5,104	[a]	1,392,524
Regal Rexnord Corp.	715		122,615
REV Group, Inc.	22,472		463,822
Simpson Manufacturing Co., Inc.	650		135,642
SiteOne Landscape Supply, Inc.	4,978	[a]	838,693
SPX Technologies, Inc.	5,022	[a]	588,529
Standex International Corp.	1,466		253,618
Sterling Infrastructure, Inc.	1,212	[a]	129,248
Tennant Co.	1,036		117,265
The AZEK Company, Inc.	18,724	[a]	900,811
Trex Co., Inc.	14,179	[a]	1,301,065
Vertiv Holdings Co., Cl. A	1,660		112,249
			21,433,641
Commercial & Professional Services - 8.0%
CACI International, Inc., Cl. A	560	[a]	209,916
Casella Waste Systems, Inc., Cl. A	15,821	[a]	1,425,472
CBIZ, Inc.	10,365	[a]	782,868
CECO Environmental Corp.	13,805	[a]	312,684
Clean Harbors, Inc.	1,047	[a]	190,659
ExlService Holdings, Inc.	40,039	[a]	1,246,014
Exponent, Inc.	13,530		1,094,442
Franklin Covey Co.	8,910	[a]	340,184
Huron Consulting Group, Inc.	4,128	[a]	405,081
ICF International, Inc.	2,065		319,765
MAXIMUS, Inc.	5,877		491,670
Montrose Environmental Group, Inc.	8,375	[a]	346,557
MSA Safety, Inc.	2,759		508,070
NV5 Global, Inc.	4,002	[a]	407,043
Parsons Corp.	9,118	[a]	735,003
Paycor HCM, Inc.	17,030	[a]	359,674

Description	Shares		Value ($)
Common Stocks - 94.7% (continued)
Commercial & Professional Services - 8.0% (continued)
RB Global, Inc.	5,178		393,062
Science Applications International Corp.	728		101,891
The Brink's Company	5,751		476,355
Willdan Group, Inc.	7,324	[a]	152,925
WNS Holdings Ltd., ADR	21,786	[a]	1,257,052
			11,556,387
Consumer Discretionary Distribution & Retail - 2.2%
Abercrombie & Fitch Co., Cl. A	1,940	[a]	247,855
American Eagle Outfitters, Inc.	2,735		64,956
Arhaus, Inc.	17,451	[a]	230,702
Caleres, Inc.	2,638		101,853
Global-e Online Ltd.	2,707	[a]	91,686
Leslie's, Inc.	43,544	[a]	343,998
Ollie's Bargain Outlet Holdings, Inc.	15,242	[a]	1,221,951
Pool Corp.	1,000		398,120
Signet Jewelers Ltd.	3,699		376,410
Sleep Number Corp.	3,920	[a]	64,758
Wayfair, Inc., Cl. A	1,580	[a,b]	94,168
			3,236,457
Consumer Durables & Apparel - 1.5%
Cavco Industries, Inc.	746	[a]	277,938
Dream Finders Homes, Inc., Cl. A	8,294	[a]	324,544
Figs, Inc., Cl. A	29,932	[a,b]	156,544
Green Brick Partners, Inc.	2,197	[a]	128,524
Installed Building Products, Inc.	641		153,154
KB Home	1,615		107,284
Kontoor Brands, Inc.	3,954		233,721
PVH Corp.	810		110,703
Ralph Lauren Corp.	607		112,853
Skyline Champion Corp.	5,773	[a]	483,720
Toll Brothers, Inc.	1,059		121,404
			2,210,389
Consumer Services - 3.3%
Bright Horizons Family Solutions, Inc.	5,247	[a]	602,670
Century Casinos, Inc.	23,846	[a]	69,392
Kura Sushi USA, Inc., Cl. A	3,438	[a,b]	326,713
Shake Shack, Inc., Cl. A	2,481	[a]	263,780
Stride, Inc.	20,964	[a]	1,252,599
Texas Roadhouse, Inc.	11,498		1,717,457
Vail Resorts, Inc.	1,776		409,031
Wingstop, Inc.	384		134,803
			4,776,445
Consumer Staples Distribution - .4%
Grocery Outlet Holding Corp.	12,441	[a]	320,853

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.7% (continued)
Consumer Staples Distribution - .4% (continued)
PriceSmart, Inc.	2,401		202,020
Sprouts Farmers Market, Inc.	1,392	[a]	86,916
			609,789
Energy - 1.3%
Archrock, Inc.	5,680		103,774
Cactus, Inc., Cl. A	10,982		504,074
Helmerich & Payne, Inc.	9,257		355,376
Kodiak Gas Services, Inc.	3,681		93,866
Noble Corp. PLC	10,280		429,807
Scorpio Tankers, Inc.	1,492		100,158
Weatherford International PLC	3,510	[a]	360,161
			1,947,216
Equity Real Estate Investment Trusts - .9%
Outfront Media, Inc.	21,973	[c]	315,752
Ryman Hospitality Properties, Inc.	1,236	[c]	146,441
SL Green Realty Corp.	1,816	[c]	88,040
Tanger, Inc.	13,411	[c]	386,371
Terreno Realty Corp.	5,066	[c]	325,744
			1,262,348
Financial Services - 3.8%
AvidXchange Holdings, Inc.	16,325	[a]	216,959
Donnelley Financial Solutions, Inc.	22,672	[a]	1,463,704
Euronet Worldwide, Inc.	10,153	[a]	1,111,144
Evercore, Inc., Cl. A	2,726		509,980
EVERTEC, Inc.	13,078		472,508
Federal Agricultural Mortgage Corp., Cl. C	2,163		386,896
FirstCash Holdings, Inc.	2,669		305,600
Houlihan Lokey, Inc.	698		89,805
I3 Verticals, Inc., Cl. A	16,538	[a]	352,425
MGIC Investment Corp.	19,236		382,604
Mr. Cooper Group, Inc.	1,669	[a]	118,966
StoneCo Ltd., Cl. A	4,474	[a]	76,998
			5,487,589
Food, Beverage & Tobacco - 1.7%
Celsius Holdings, Inc.	4,112	[a,b]	335,621
Freshpet, Inc.	11,666	[a]	1,318,608
J&J Snack Foods Corp.	4,557		661,130
Post Holdings, Inc.	1,074	[a]	111,868
			2,427,227
Health Care Equipment & Services - 6.9%
Addus HomeCare Corp.	4,265	[a]	393,574
Alphatec Holdings, Inc.	6,225	[a]	83,602
Certara, Inc.	53,220	[a]	898,353

Description	Shares		Value ($)
Common Stocks - 94.7% (continued)
Health Care Equipment & Services - 6.9% (continued)
Doximity, Inc., Cl. A	20,688	[a]	584,022
Enovis Corp.	3,249	[a]	194,323
Establishment Labs Holdings, Inc.	14,676	[a,b]	670,400
Evolent Health, Inc., Cl. A	5,770	[a]	195,661
Glaukos Corp.	2,548	[a]	225,727
Globus Medical, Inc., Cl. A	13,893	[a]	750,083
HealthEquity, Inc.	10,188	[a]	841,631
Hims & Hers Health, Inc.	8,453	[a]	110,227
Lantheus Holdings, Inc.	3,503	[a]	229,026
LeMaitre Vascular, Inc.	8,004		560,280
Merit Medical Systems, Inc.	3,775	[a]	287,655
Neogen Corp.	41,468	[a]	712,835
NeoGenomics, Inc.	16,727	[a]	260,941
Omnicell, Inc.	5,668	[a]	148,728
Premier, Inc., Cl. A	5,876		122,573
PROCEPT BioRobotics Corp.	1,947	[a,b]	94,118
Progyny, Inc.	8,107	[a]	296,068
RadNet, Inc.	2,016	[a]	76,326
RxSight, Inc.	8,452	[a]	461,226
Shockwave Medical, Inc.	665		173,479
STAAR Surgical Co.	6,341	[a]	198,093
Surgery Partners, Inc.	13,460	[a]	417,664
The Ensign Group, Inc.	5,150		643,338
TransMedics Group, Inc.	1,844	[a,b]	150,470
UFP Technologies, Inc.	1,226	[a]	255,388
			10,035,811
Household & Personal Products - 1.4%
BellRing Brands, Inc.	4,542	[a]	258,667
e.l.f. Beauty, Inc.	1,926	[a]	401,629
Inter Parfums, Inc.	6,249		916,853
WD-40 Co.	1,938		520,140
			2,097,289
Insurance - 3.1%
Assured Guaranty Ltd.	1,249		114,408
BRP Group, Inc., Cl. A	5,997	[a]	166,837
HCI Group, Inc.	1,020	[b]	99,572
Kinsale Capital Group, Inc.	4,601		2,374,944
Mercury General Corp.	2,199		107,069
Palomar Holdings, Inc.	10,293	[a]	783,709
Skyward Specialty Insurance Group, Inc.	11,739	[a]	429,530
Stewart Information Services Corp.	5,614		353,570
			4,429,639
Materials - 2.4%
Alpha Metallurgical Resources, Inc.	200		75,450

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.7% (continued)
Materials - 2.4% (continued)
Aspen Aerogels, Inc.	24,946	[a]	428,572
Balchem Corp.	6,647		1,044,842
Carpenter Technology Corp.	6,359		411,109
Eagle Materials, Inc.	475		120,436
Ingevity Corp.	8,442	[a]	385,631
Louisiana-Pacific Corp.	5,666		419,114
Methanex Corp.	7,123		319,395
MP Materials Corp.	6,963	[a]	105,907
NewMarket Corp.	166		106,517
Ramaco Resources, Inc., Cl. A	2,445		42,983
			3,459,956
Media & Entertainment - 2.0%
Bumble, Inc., CI. A	13,900	[a]	159,155
Eventbrite, Inc., Cl. A	47,527		266,151
Shutterstock, Inc.	7,497	[b]	365,554
TechTarget, Inc.	3,338	[a]	105,848
TKO Group Holdings, Inc.	11,383		953,099
Ziff Davis, Inc.	11,016	[a]	757,460
ZipRecruiter, Inc., Cl. A	21,231	[a]	270,058
			2,877,325
Pharmaceuticals, Biotechnology & Life Sciences - 12.6%
10X Genomics, Inc., CI. A	4,615	[a]	215,244
4D Molecular Therapeutics, Inc.	2,704	[a]	75,766
ACADIA Pharmaceuticals, Inc.	17,725	[a]	411,929
ADMA Biologics, Inc.	17,424	[a]	93,393
Alkermes PLC	31,320	[a]	929,891
Alpine Immune Sciences, Inc.	2,520	[a]	88,754
Amicus Therapeutics, Inc.	35,311	[a]	452,687
Amphastar Pharmaceuticals, Inc.	10,812	[a]	503,515
Arcellx, Inc.	1,852	[a]	121,899
Ardelyx, Inc.	11,530	[a]	107,460
Ascendis Pharma A/S, ADR	4,331	[a]	639,949
Axsome Therapeutics, Inc.	2,118	[a]	172,363
Azenta, Inc.	4,536	[a]	295,520
BioCryst Pharmaceuticals, Inc.	42,576	[a]	239,703
Biohaven Ltd.	5,763	[a]	277,431
BioLife Solutions, Inc.	7,824	[a,b]	132,226
Bio-Techne Corp.	9,031		664,411
Bridgebio Pharma, Inc.	2,034	[a]	69,461
Celldex Therapeutics, Inc.	1,978	[a]	95,063
Collegium Pharmaceutical, Inc.	2,237	[a]	82,120
Crinetics Pharmaceuticals, Inc.	2,979	[a]	121,960
Cytokinetics, Inc.	4,051	[a]	292,644
Day One Biopharmaceuticals, Inc.	10,425	[a]	174,410

Description	Shares		Value ($)
Common Stocks - 94.7% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 12.6% (continued)
Disc Medicine, Inc.	2,815	[a]	193,306
Dyne Therapeutics, Inc.	4,155	[a]	111,769
Elanco Animal Health, Inc.	6,486	[a]	103,063
Evolus, Inc.	17,301	[a]	256,574
EyePoint Pharmaceuticals, Inc.	5,656	[a]	153,899
Halozyme Therapeutics, Inc.	18,489	[a]	736,047
Ideaya Biosciences, Inc.	6,615	[a]	295,690
Immunocore Holdings PLC, ADR	2,836	[a]	190,636
Immunome, Inc.	3,597	[a]	87,047
Immunovant, Inc.	4,878	[a]	172,535
Insmed, Inc.	4,859	[a]	134,691
Intra-Cellular Therapies, Inc.	3,617	[a]	251,454
Iovance Biotherapeutics, Inc.	43,488	[a]	691,894
Janux Therapeutics, Inc.	1,578	[a,b]	76,344
KalVista Pharmaceuticals, Inc.	4,321	[a]	58,982
Karuna Therapeutics, Inc.	829	[a]	260,281
Kiniksa Pharmaceuticals Ltd., CI. A	12,325	[a]	260,550
Krystal Biotech, Inc.	748	[a]	119,284
Ligand Pharmaceuticals, Inc.	5,426	[a]	430,553
Liquidia Corp.	6,414	[a]	90,822
Longboard Pharmaceuticals, Inc.	3,299	[a]	73,172
Maravai LifeSciences Holdings, Inc., Cl. A	18,546	[a]	143,361
Medpace Holdings, Inc.	3,488	[a]	1,386,550
Mesa Laboratories, Inc.	1,744		190,427
Mirum Pharmaceuticals, Inc.	4,256	[a]	122,190
Neurocrine Biosciences, Inc.	3,372	[a]	439,709
Nuvalent, Inc., CI. A	4,370	[a]	367,604
OmniAb, Inc.	50,658	[a,b]	295,843
Optinose, Inc.	12,373	[a]	22,024
Pacira Biosciences, Inc.	23,050	[a]	685,046
Prestige Consumer Healthcare, Inc.	15,603	[a]	1,085,657
Revance Therapeutics, Inc.	16,191	[a]	115,604
Rocket Pharmaceuticals, Inc.	2,809	[a]	82,304
Roivant Sciences Ltd.	4,542	[a]	51,960
Scholar Rock Holding Corp.	4,063	[a]	62,977
Soleno Therapeutics, Inc.	1,471	[a]	71,079
Supernus Pharmaceuticals, Inc.	9,280	[a]	275,616
Tarsus Pharmaceuticals, Inc.	2,829	[a]	108,124
Vaxcyte, Inc.	3,366	[a]	248,478
Vera Therapeutics, Inc.	2,221	[a]	104,565
Veracyte, Inc.	10,969	[a]	258,320
Vericel Corp.	8,469	[a]	386,864
Verona Pharma PLC, ADR	13,797	[a,b]	237,584

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.7% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 12.6% (continued)
Viking Therapeutics, Inc.	4,114	[a,b]	316,984
Xenon Pharmaceuticals, Inc.	4,024	[a]	189,933
			18,255,195
Real Estate Management & Development - .2%
DigitalBridge Group, Inc.	12,719		233,648
Semiconductors & Semiconductor Equipment - 4.0%
Aehr Test Systems	1,563	[a,b]	25,430
Allegro MicroSystems, Inc.	11,880	[a]	374,101
Axcelis Technologies, Inc.	2,914	[a]	328,320
CEVA, Inc.	10,214	[a]	231,245
Credo Technology Group Holding Ltd.	4,850	[a]	104,469
Ichor Holdings Ltd.	2,415	[a]	103,362
Lattice Semiconductor Corp.	5,248	[a]	402,049
MKS Instruments, Inc.	899		110,361
Monolithic Power Systems, Inc.	716		515,549
Onto Innovation, Inc.	15,366	[a]	2,829,802
SiTime Corp.	3,235	[a]	299,238
Tower Semiconductor Ltd.	10,375	[a]	341,130
Veeco Instruments, Inc.	3,154	[a]	114,206
			5,779,262
Software & Services - 12.6%
ACI Worldwide, Inc.	38,163	[a]	1,255,944
Agilysys, Inc.	14,383	[a]	1,118,997
Alarm.com Holdings, Inc.	11,442	[a]	866,045
Alkami Technology, Inc.	4,047	[a]	100,973
Altair Engineering, Inc., Cl. A	986	[a]	83,889
AppFolio, Inc., Cl. A	1,840	[a]	445,446
Bill Holdings, Inc.	1,328	[a]	84,102
Blackbaud, Inc.	10,781	[a]	745,830
BlackLine, Inc.	13,830	[a]	784,576
Braze, Inc., Cl. A	1,964	[a]	111,752
Commvault Systems, Inc.	1,347	[a]	128,921
Confluent, Inc., Cl. A	5,061	[a]	171,416
Consensus Cloud Solutions, Inc.	3,985	[a]	63,441
Couchbase, Inc.	3,906	[a]	109,680
Digital Turbine, Inc.	45,592	[a]	144,527
DoubleVerify Holdings, Inc.	40,912	[a]	1,263,771
Elastic NV	2,619	[a]	350,448
Envestnet, Inc.	9,629	[a]	496,182
Fair Isaac Corp.	850	[a]	1,079,423
Freshworks, Inc., Cl. A	20,836	[a]	425,887
Gitlab, Inc., Cl. A	1,480	[a]	106,738
Informatica, Inc., Cl. A	3,878	[a]	126,345

Description	Shares		Value ($)
Common Stocks - 94.7% (continued)
Software & Services - 12.6% (continued)
InterDigital, Inc.	687		73,523
JFrog Ltd.	2,858	[a]	128,010
Klaviyo, Inc., Cl. A	3,021	[a]	80,057
Kyndryl Holdings, Inc.	4,973	[a]	109,257
nCino, Inc.	9,081	[a]	270,977
Nutanix, Inc., Cl. A	8,501	[a]	536,923
Pegasystems, Inc.	1,581		102,828
Perficient, Inc.	8,543	[a]	554,184
Q2 Holdings, Inc.	2,600	[a]	120,198
Qualys, Inc.	855	[a]	146,940
Radware Ltd.	17,282	[a]	306,928
SEMrush Holdings, Cl. A	6,261	[a]	78,137
SentinelOne, Inc., Cl. A	10,796	[a]	304,123
SolarWinds Corp.	3,303	[a]	39,438
Sprout Social, Inc., Cl. A	12,579	[a,b]	777,634
SPS Commerce, Inc.	6,744	[a]	1,248,719
Squarespace, Inc., Cl. A	3,405	[a]	113,318
The Descartes Systems Group, Inc.	20,400	[a]	1,768,068
Tyler Technologies, Inc.	1,248	[a]	545,551
Varonis Systems, Inc.	1,962	[a]	99,670
Verint Systems, Inc.	2,762	[a]	87,307
Wix.com Ltd.	4,363	[a]	611,605
			18,167,728
Technology Hardware & Equipment - 5.0%
Arlo Technologies, Inc.	110,877	[a]	1,154,230
Belden, Inc.	4,657		396,683
Cambium Networks Corp.	2,367	[a]	10,060
Coherent Corp.	1,675	[a]	99,629
Crane NXT Co.	4,408		257,515
Digi International, Inc.	15,164	[a]	448,248
ePlus, Inc.	10,961	[a]	903,077
Fabrinet	3,379	[a]	728,411
Itron, Inc.	927	[a]	85,914
Ituran Location & Control Ltd.	3,319		86,692
Napco Security Technologies, Inc.	13,008		585,751
Novanta, Inc.	6,851	[a]	1,184,812
OSI Systems, Inc.	895	[a]	117,406
Super Micro Computer, Inc.	953	[a]	825,413
Viavi Solutions, Inc.	31,617	[a]	301,942
Vontier Corp.	2,665		114,595
			7,300,378
Transportation - 2.7%
Allegiant Travel Co.	2,227		162,081
ArcBest Corp.	5,068		724,014

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 94.7% (continued)
Transportation - 2.7% (continued)
GXO Logistics, Inc.		2,816	[a]	145,756
Lyft, Inc., Cl. A		6,453	[a]	102,474
Marten Transport Ltd.		43,174		813,830
Matson, Inc.		1,445		160,467
RXO, Inc.		7,746	[a]	166,694
SkyWest, Inc.		3,340	[a]	214,495
TFI International, Inc.		2,401		354,916
XPO, Inc.		8,372	[a]	1,007,319
				3,852,046
Utilities - .1%
California Water Service Group		4,749		217,932
Total Common Stocks (cost $89,524,146)				137,016,679

Exchange-Traded Funds - .4%
Registered Investment Companies - .4%
iShares Russell 2000 Growth ETF (cost $488,781)		2,015		531,940
		Number of Rights
Rights - .0%
Pharmaceuticals, Biotechnology & Life Sciences - .0%
Omniab Operations, Inc.-Earnout 12.5 expiring		4,894	[d]	0
Omniab Operations, Inc.-Earnout 15.0 expiring (cost $6,958)		4,894	[d]	0
	1-Day Yield (%)
Investment Companies - 4.7%
Registered Investment Companies - 4.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $6,835,770)	5.41	6,835,770	[e]	6,835,770

Investment of Cash Collateral for Securities Loaned - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,342,105)	5.41	1,342,105	[e]	1,342,105
Total Investments (cost $98,197,760)		100.7%		145,726,494
Liabilities, Less Cash and Receivables		(.7%)		(1,079,136)
Net Assets		100.0%		144,647,358

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At February 29, 2024, the value of the fund’s securities on loan was $2,644,367 and the value of the collateral was $2,720,759, consisting of cash collateral of $1,342,105 and U.S. Government & Agency securities valued at $1,378,654. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d The fund held Level 3 securities at February 29, 2024. These securities were valued at $0 or .0% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of February 29, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	137,016,679	-	-	137,016,679
Exchange-Traded Funds	531,940	-	-	531,940
Investment Companies	8,177,875	-	-	8,177,875
Rights	-	-	0	0

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 29, 2024, accumulated net unrealized appreciation on investments was $47,528,734, consisting of $50,941,351 gross unrealized appreciation and $3,412,617 gross unrealized depreciation.

At February 29, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.